Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table summarizes compensation paid to the Company’s principal executive officer (“PEO”) as set forth in the Summary Compensation Table, compensation actually paid to the PEO, average compensation paid to the Company’s
Non-PEO
named executive officers (“NEOs”) as set forth in the Summary Compensation Table, and average compensation actually paid to the Company’s
Non-PEO
NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

					Value of Initial Fixed $100 Investment Based on (3):		000’s

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($) (4)	Operating Income ($) (4)
2024	1,954,761	2,259,586	941,974	1,014,820	112.01	169.14	40,115	91,443
2023	1,707,848	2,109,366	894,343	1,029,150	102.92	152.18	34,951	87,041
2022	1,712,818	1,231,468	781,145	450,930	72.41	120.71	11,195	40,183
2021	1,078,110	920,864	835,208	823,730	123.11	141.86	29,851	39,356
2020	1,170,814	655,926	612,641	437,188	88.13	115.38	25,188	35,753

(1)
For 2020 and 2021, the PEO was Jeffrey S. Gorman. Scott A. King was promoted to Chief Executive Officer on January 1, 2022 and was the PEO for 2022, 2023 and 2024. For 2020 and 2021,
Non-PEO
NEOs include Scott A. King, James C. Kerr and Brigette A. Burnell. For 2022, 2023 and 2024,
Non-PEO
NEOs include Jeffrey S. Gorman, James C. Kerr and Brigette A. Burnell.

(2)	The “Reconciliation of Actual Compensation Paid” table below details the additions to and deductions from the Summary Compensation Table totals to calculate the Compensation Actually Paid amounts.
(3)
Represents cumulative shareholder total returns (assuming reinvestment of dividends) on $100 invested on December 31, 2019 through December 31, 2024 in the Company’s common shares and the Peer Group, S&P Industrial Machinery index.

(4)
2022, 2023 and 2024 results include the acquisition of Fill-Rite, a division of Tuthill, which was acquired on May 31, 2022. As further described in the Company’s Form
10-K,
Fill-Rite’s results are included in the Company’s results beginning June 1, 2022. Certain one-time
acquisition costs, as well as amortization of the set up in value of acquired inventories and backlog, are also included in the 2022 results.

Reconciliation of Actual Compensation Paid
The following table reconciles the PEO Summary Compensation Table total and the
Non-PEO
NEOs average Summary Compensation Table total to PEO Compensation Actually Paid and NEOs average Compensation Actually Paid for the periods indicated:

		Increase (Decrease) in Value of

	Total Compensation Paid from Summary Compensation Table ($)	Current Year Grants ($)	Prior Year Grants ($)	Grants Vesting in Current Year ($)	Grants from Prior Years Forfeited in Current Year ($)	Change in Pension Value, net of Service Cost ($)	Compensation Actually Paid ($)

PEO

2024	1,954,761	28,616	269,916	6,467	-	(173)	2,259,586

2023	1,707,848	120,887	276,954	44,399	-	(40,722)	2,109,366

2022	1,712,818	(242,563)	(126,506)	-	(148,648)	36,367	1,231,468

2021	1,078,110	82,833	72,757	766	(188,535)	(157,246)	920,864

2020	1,170,814	(4,878)	(32,264)	(14,313)	(199,313)	(257,121)	655,926

		Increase (Decrease) in Value of

	Total Compensation Paid from Summary Compensation Table ($)	Current Year Grants ($)	Prior Year Grants ($)	Grants Vesting in Current Year ($)	Grants from Prior Years Forfeited in Current Year ($)	Change in Pension Value, net of Service Cost ($)	Compensation Actually Paid ($)

NEO Average

2024	941,974	8,191	108,045	1,156	-	(44,546)	1,014,820

2023	894,343	42,301	102,519	31,857	-	(41,870)	1,029,150

2022	781,145	(59,617)	(121,939)	-	(148,659)	-	450,930

2021	835,208	63,501	48,497	447	(125,679)	1,757	823,730

2020	612,641	(3,274)	(25,346)	(6,368)	(116,275)	(24,191)	437,188

	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Closing Share Price	$37.92	$35.53	$25.62	$44.55	$32.45

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	For 2020 and 2021, Non-PEO NEOs include Scott A. King, James C. Kerr and Brigette A. Burnell. For 2022, 2023 and 2024, Non-PEO NEOs include Jeffrey S. Gorman, James C. Kerr and Brigette A. Burnell.
Peer Group Issuers, Footnote	Represents cumulative shareholder total returns (assuming reinvestment of dividends) on $100 invested on December 31, 2019 through December 31, 2024 in the Company’s common shares and the Peer Group, S&P Industrial Machinery index.
PEO Total Compensation Amount	$ 1,954,761	$ 1,707,848	$ 1,712,818	$ 1,078,110	$ 1,170,814
PEO Actually Paid Compensation Amount	$ 2,259,586	2,109,366	1,231,468	920,864	655,926
Adjustment To PEO Compensation, Footnote
Reconciliation of Actual Compensation Paid
The following table reconciles the PEO Summary Compensation Table total and the
Non-PEO
NEOs average Summary Compensation Table total to PEO Compensation Actually Paid and NEOs average Compensation Actually Paid for the periods indicated:

		Increase (Decrease) in Value of

	Total Compensation Paid from Summary Compensation Table ($)	Current Year Grants ($)	Prior Year Grants ($)	Grants Vesting in Current Year ($)	Grants from Prior Years Forfeited in Current Year ($)	Change in Pension Value, net of Service Cost ($)	Compensation Actually Paid ($)

PEO

2024	1,954,761	28,616	269,916	6,467	-	(173)	2,259,586

2023	1,707,848	120,887	276,954	44,399	-	(40,722)	2,109,366

2022	1,712,818	(242,563)	(126,506)	-	(148,648)	36,367	1,231,468

2021	1,078,110	82,833	72,757	766	(188,535)	(157,246)	920,864

2020	1,170,814	(4,878)	(32,264)	(14,313)	(199,313)	(257,121)	655,926

Non-PEO NEO Average Total Compensation Amount	$ 941,974	894,343	781,145	835,208	612,641
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,014,820	1,029,150	450,930	823,730	437,188
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Actual Compensation Paid
The following table reconciles the PEO Summary Compensation Table total and the
Non-PEO
NEOs average Summary Compensation Table total to PEO Compensation Actually Paid and NEOs average Compensation Actually Paid for the periods indicated:

		Increase (Decrease) in Value of

	Total Compensation Paid from Summary Compensation Table ($)	Current Year Grants ($)	Prior Year Grants ($)	Grants Vesting in Current Year ($)	Grants from Prior Years Forfeited in Current Year ($)	Change in Pension Value, net of Service Cost ($)	Compensation Actually Paid ($)

NEO Average

2024	941,974	8,191	108,045	1,156	-	(44,546)	1,014,820

2023	894,343	42,301	102,519	31,857	-	(41,870)	1,029,150

2022	781,145	(59,617)	(121,939)	-	(148,659)	-	450,930

2021	835,208	63,501	48,497	447	(125,679)	1,757	823,730

2020	612,641	(3,274)	(25,346)	(6,368)	(116,275)	(24,191)	437,188

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The three items listed below are, in the Company’s assessment, the most important financial performance measures used by the Company to link Compensation Actually Paid for 2024 to Company performance:

1.	Operating income

2.	Adjusted operating income

3.	Average operating working capital to sales

Total Shareholder Return Amount	$ 112.01	102.92	72.41	123.11	88.13
Peer Group Total Shareholder Return Amount	169.14	152.18	120.71	141.86	115.38
Net Income (Loss)	$ 40,115,000	$ 34,951,000	$ 11,195,000	$ 29,851,000	$ 25,188,000
Company Selected Measure Amount	91,443,000	87,041,000	40,183,000	39,356,000	35,753,000
PEO Name	Scott A. King	Scott A. King	Scott A. King	Jeffrey S. Gorman	Jeffrey S. Gorman
Closing Share Price	$ 37.92	$ 35.53	$ 25.62	$ 44.55	$ 32.45
Measure:: 1
Pay vs Performance Disclosure
Name	Operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Average operating working capital to sales
PEO | Current Year Grants [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,616	120,887	(242,563)	82,833	(4,878)
PEO | Prior Year Grants [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	269,916	276,954	(126,506)	72,757	(32,264)
PEO | Grants Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,467	44,399	0	766	(14,313)
PEO | Grants from Prior Years Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(148,648)	(188,535)	(199,313)
PEO | Change in Pension Value, net of Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(173)	(40,722)	36,367	(157,246)	(257,121)
Non-PEO NEO | Current Year Grants [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,191	42,301	(59,617)	63,501	(3,274)
Non-PEO NEO | Prior Year Grants [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,045	102,519	(121,939)	48,497	(25,346)
Non-PEO NEO | Grants Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,156	31,857	0	447	(6,368)
Non-PEO NEO | Grants from Prior Years Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(148,659)	(125,679)	(116,275)
Non-PEO NEO | Change in Pension Value, net of Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (44,546)	$ (41,870)	$ 0	$ 1,757	$ (24,191)